SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Receivables [Abstract]
Accounts receivable	$ 176,607	$ 233,481
Less: allowance for expected credit loss
Total Accounts receivable	$ 176,607	$ 233,481